Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash [abstract]
Restricted Cash
7.
Restricted cash

As at	December 31, 2025	December 31, 2024
Captive insurance	20,081	19,815

The Company has secured insurance coverage for its directors and officers through two separate captive insurance structures (note 3).